(Loss) Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Basic and Diluted (Loss) Earnings Per Share
The net loss available for common shareholders and loss per common share presented in the table below includes the results of operations of the Entities under Common Control which were not purchased solely with cash (note 4):

	Three Months Ended		Six Months Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
	$	$	$	$
Net loss	(27,413)	(37,477)	(46,566)	(33,764)

Weighted average number of common shares – basic (1)	268,558,556	179,197,658	268,426,201	178,665,430
Dilutive effect of stock-based awards	—	—	—	—
Weighted average number of common shares – diluted (1)	268,558,556	179,197,658	268,426,201	178,665,430

Loss per common share:
– Basic	(0.10)	(0.21)	(0.17)	(0.19)
– Diluted	(0.10)	(0.21)	(0.17)	(0.19)